QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 17. QUARTERLY FINANCIAL DATA (UNAUDITED)

SEMPRA ENERGY
(In millions, except for per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2011
Revenues	$2,434	$2,422	$2,576	$2,604
Expenses and other income	$2,091	$1,836	$2,188	$2,198

Net income	$260	$494	$319	$308
Earnings attributable to Sempra Energy	$254	$503	$289	$285

Basic per-share amounts(1):
Net income	$1.08	$2.06	$1.33	$1.28
Earnings attributable to Sempra Energy	$1.06	$2.10	$1.21	$1.19
Weighted average common shares outstanding	240.1	239.4	239.5	239.8

Diluted per-share amounts(1):
Net income	$1.08	$2.05	$1.32	$1.27
Earnings attributable to Sempra Energy	$1.05	$2.09	$1.20	$1.18
Weighted average common shares outstanding	241.9	240.8	241.9	241.8
2010
Revenues	$2,534	$2,008	$2,116	$2,345
Expenses and other income	$2,395	$1,771	$2,017	$2,033

Net income	$103	$187	$119	$294
Earnings attributable to Sempra Energy	$109	$204	$123	$273

Basic per-share amounts(1):
Net income	$0.42	$0.75	$0.49	$1.23
Earnings attributable to Sempra Energy	$0.44	$0.82	$0.50	$1.14
Weighted average common shares outstanding	246.1	246.8	246.7	239.5

Diluted per-share amounts(1):
Net income	$0.41	$0.74	$0.48	$1.21
Earnings attributable to Sempra Energy	$0.44	$0.81	$0.50	$1.12
Weighted average common shares outstanding	250.4	249.7	249.8	242.5
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

In the second quarter of 2011, Expenses and Other Income, Net Income and Earnings Attributable to Sempra Energy were impacted by a $277 million gain (both before and after tax) resulting from the remeasurement of our equity method investments related to Sempra South American Utilities' acquisition of additional interests in Chilquinta Energía and Luz del Sur on April 6, 2011, as we discuss in Note 3. Earnings Attributable to Sempra Energy were impacted by $11 million in the third quarter of 2011 and $24 million in the fourth quarter of 2011 from higher earnings from the acquisition of the additional interests in Chilquinta Energía and Luz del Sur.

Revenues increased $324 million, $335 million and $350 million in the second, third and fourth quarters of 2011 compared to 2010, respectively, due to the consolidation of Chilquinta Energía and Luz del Sur beginning April 6, 2011.

In the first quarter of 2010, Expenses and Other Income included $159 million in litigation expense related to the agreement in principle to settle certain energy crisis litigation. The litigation expense negatively impacted Net Income and Earnings Attributable to Sempra Energy by $96 million. Also in the first quarter of 2010, Earnings Attributable to Sempra Energy were negatively impacted by a $16 million write-down of deferred tax assets as a result of the change to U.S. tax law regarding the Medicare Part D subsidy.

In the third quarter of 2010, Expenses and Other Income included a $305 million write-down of our investment in RBS Sempra Commodities. This write-down and a write-down of our investment in Argentina negatively impacted Net Income and Earnings Attributable to Sempra Energy by $139 million and $24 million, respectively.

We discuss quarterly fluctuations related to SDG&E and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2011
Operating revenues	$840	$697	$868	$968
Operating expenses	677	584	658	699
Operating income	$163	$113	$210	$269

Net income	$94	$53	$136	$172
(Earnings) losses attributable to noncontrolling interests	(4)	19	(21)	(13)
Earnings	90	72	115	159
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$89	$71	$113	$158
2010
Operating revenues	$742	$692	$811	$804
Operating expenses	604	546	613	629
Operating income	$138	$146	$198	$175

Net income	$76	$55	$103	$124
(Earnings) losses attributable to noncontrolling interests	8	21	5	(18)
Earnings	84	76	108	106
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$83	$75	$106	$105

In the fourth quarter of 2011 compared to the same quarter in 2010, Operating Revenues, Net Income and Earnings for SDG&E were favorably impacted by $57 million, $34 million and $34 million, respectively, related to higher revenues associated with incremental wildfire insurance premiums.

Net Income and Earnings for the second, third and fourth quarters of 2011 were favorably impacted by $7 million, $10 million and $13 million, respectively, related to higher allowance for equity funds used during construction, net of changes in interest expense.

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2011
Operating revenues	$1,056	$876	$844	$1,040
Operating expenses	937	773	709	911
Operating income	$119	$103	$135	$129

Net income	$68	$60	$81	$79
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$68	$59	$81	$79
2010
Operating revenues	$1,182	$834	$776	$1,030
Operating expenses	1,048	716	642	900
Operating income	$134	$118	$134	$130

Net income	$65	$70	$78	$74
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$65	$69	$78	$74

In the first quarter of 2011, SoCalGas' Operating Revenues decreased by $176 million due to lower natural gas prices compared to the first quarter of 2010.

Compared to the first quarter of 2010, Operating Revenues and Operating Expenses were lower in the remaining quarters of 2010 due to lower natural gas prices and volumes.